CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	506,847	1,841,227	3,622,367	2,779,325	2,318,443
Research and product development	387,912	418,763	1,931,216	950,470	822,922
Total operating expense	894,759	2,259,990	5,553,583	3,729,795	3,141,365
Loss from operations	(894,759)	(2,259,990)	(5,553,583)	(3,729,795)	(3,141,365)
Other expense
Gain on disposal of assets			326
Interest expense	(128,239)	(94,016)	(477,566)	(312,185)	(308,983)
Accretion of debt discount	(663,918)	(345,147)	(823,724)	(1,311,445)	(2,335,954)
Change in fair value of derivative liability					1,714,395
Loan conversion inducement expense					(565,406)
Total other expense	(792,157)	(439,163)	(1,300,964)	(1,623,630)	(1,495,948)
Net loss	$ (1,686,916)	$ (2,699,153)	$ (6,854,547)	$ (5,353,425)	$ (4,637,313)
Basic and Diluted Loss per Common Share	$ (0.03)	$ (0.08)	$ (0.19)	$ (0.17)	$ (0.17)
Weighted average number of common shares outstanding - basic and diluted	52,887,931	35,373,077	36,020,453	31,299,979	27,295,540